Taxation (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Statutory income tax rate (PRC CIT rate)	25.00%	25.00%	25.00%
Effect of preferential tax rates awarded to certain PRC entities	(11.00%)	(7.00%)	(8.00%)
Effect of preferential tax rates retroactively awarded to certain PRC entities	(5.00%)	(5.00%)	0.00%
Effect of foreign taxes paid by overseas entities	4.00%	0.00%	0.00%
Effect of nondeductible expenses associated with tax-exempt entities	2.00%	0.00%	0.00%
Effect of withholding taxes	5.00%	3.00%	3.00%
Effect of change in valuation allowance	0.00%	0.00%	2.00%
Tax paid for the sale of equity interests in Eyedentity to Actoz	0.00%	0.00%	1.00%
Effective income tax rate	20.00%	16.00%	23.00%